SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 103,013	$ 103,074	$ 48,495	$ 24,212
Accounts receivable	5,280	0
Allowance for doubtful accounts	0	0
FDIC insured amount	250,000
Cash in excess of FDIC insurance	$ 0	$ 0